Emerging Markets Equity Fund Investment Strategy - Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities that are economically tied to emerging markets. Equity securities may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies, and the Fund may invest in companies with any market capitalization. The Fund considers emerging markets to include those markets included in the MSCI Emerging Markets Index. As of March 31, 2026, the MSCI Emerging Markets Index consisted of 1,204 constituents, representing the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. An issuer is considered to be from the country where it is headquartered or incorporated, where the majority of its assets are located or where it generates the majority of its operating income. The Fund's investments in Chinese companies may be structured as variable interest entities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.●The Fund may invest in equity securities of foreign companies located in frontier markets. Frontier markets are a sub-set of emerging markets that are investable but that may have lower market capitalization and liquidity and may be more politically unstable than more developed emerging markets. Frontier markets include the least developed markets even by emerging markets standards.●The Fund generally intends to remain diversified across countries and geographical regions, although it has the flexibility to invest a significant portion of its assets in one country or region.●In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.●Equity securities of foreign companies are predominantly traded on foreign stock exchanges.●The Fund may invest to a lesser extent in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.●The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. Sub-Advisers may make currency investment decisions independent of their underlying security selections. The Fund may also use derivatives, including futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.●The Fund may invest in initial public offerings (IPOs).●The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.●The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.